Cover	Nov. 05, 2026	Aug. 06, 2026
Cover [Abstract]
Document Type		8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name		Priority Technology Holdings, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-37872
Entity Tax Identification Number		47-4257046
Entity Address, Address Line One		2001 Westside Parkway
Entity Address, Address Line Two		Suite 155
Entity Address, City or Town		Alpharetta,
Entity Address, State or Province		GA
Entity Address, Postal Zip Code		30004
City Area Code		800
Local Phone Number		935-5961
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common stock, $0.001 par value
Trading Symbol		PRTH
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0001653558
Amendment Flag		false
Entity Addresses [Line Items]
Local Phone Number		935-5961
City Area Code		800